N-4	Apr. 28, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account - I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Jun. 05, 2025
Amendment Flag	false
C000210231 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

➢ Effective June 5, 2025, for the JNL Multi-Manager Mid Cap Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000210231 [Member] | C000172890 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC
C000218281 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

➢ Effective June 5, 2025, for the JNL Multi-Manager Mid Cap Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000218281 [Member] | C000172890 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC
C000210232 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

➢ Effective June 5, 2025, for the JNL Multi-Manager Mid Cap Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000210232 [Member] | C000172890 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC
C000226535 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

➢ Effective June 5, 2025, for the JNL Multi-Manager Mid Cap Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000226535 [Member] | C000192221 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC
C000190624 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

➢ Effective June 5, 2025, for the JNL Multi-Manager Mid Cap Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000190624 [Member] | C000192221 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC
C000218277 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

➢ Effective June 5, 2025, for the JNL Multi-Manager Mid Cap Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000218277 [Member] | C000172890 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC
C000205594 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

➢ Effective June 5, 2025, for the JNL Multi-Manager Mid Cap Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000205594 [Member] | C000172890 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC